Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	[1]	£ 235.7	£ 442.0	£ 393.2
Corporate bonds and bank loans		225.6	583.1
Bank overdrafts, bonds and bank loans		£ 461.3	£ 1,025.1

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.